Financial Instruments and Fair Value Measurements (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Carrying amount	$ 2,983,761	$ 6,731,744
Impairment loss	3,776,338	414,986	$ 0
Drilling Units
Carrying amount	$ 4,694,314	$ 1,024,986
Number of vessels	8	2
Impairment loss	$ 3,658,815	$ 414,986
Advances for drilling units under construction - Ocean Rig Amorgos
Impairment loss	92,371	$ 0
Cash flow hedge for interest capitalized on vessels impaired
Impairment loss	$ 25,152